Income Taxes (Tables)	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of income from continuing operations before income taxes
The components of the Company's income (loss) from continuing operations before income taxes and the related provision for income taxes are presented below:

Years ended October 31	2011	2010	2009
Canadian	$57,453	$(61,247)	$5,314
Foreign	3,171	(22,382)	6,529
Income (loss) from continuing operations before income taxes	$60,624	$(83,629)	$11,843

Components of income tax expense
The components of the income tax expense are as follows:

Years ended October 31	2011	2010	2009
Canadian income tax expense (recovery)
Current	$12,851	$(9,615)	$2,485
Deferred	3,666	(6,998)	1,452
Foreign income tax expense
Current	605	1,308	11,903
Deferred	-	15,492	192
Income tax expense	$17,122	$187	$16,032

Reconciliation of expected income tax (recovery) expense
A reconciliation of expected income taxes to reported income tax expenses is provided below.

Years ended October 31	2011	2010	2009
Expected income tax expense (recovery) at the 27% (2010 – 30%; 2009 – 32%) statutory rate	$16,372	$(25,050)	$3,792
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	(406)	19,599	10,335
Other investment write downs	(109)	-	-
Tax (benefit) liability arising on utilization of R&D tax credits	(438)	(11)	1,032
Net changes in reserves for uncertain tax positions(a)	1,398	(10,217)	3,455
Foreign earnings taxed at rates different from the statutory rate	(1,166)	1,726	(1,252)
Stock-based compensation	471	269	1,277
Impact of income tax rate changes	-	1,065	-
Deferred tax rate differential	788	(562)	-
Non-deductible foreign exchange losses	-	6,950	-
Provision to previously filed tax returns	(671)	4,188	-
Impact of non-deductible expenses and other differences	883	2,230	(2,607)
Reported income tax expense	$17,122	$187	$16,032
(a) Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Components of deferred tax assets and liabilities
Components of the deferred tax assets and liabilities consist of the following temporary differences:

As of October 31	2011	2010
Tax benefit of losses carried forward	$99,498	$116,684
Tax basis in excess of book value	9,756	9,304
Investment tax credits	65,283	52,150
Provisions and reserves	(2,195)	1,981
Other comprehensive income	8,609	6,830
Deferred tax assets before valuation allowance	180,951	186,949
Valuation allowance	(100,053)	(100,119)
Net deferred tax assets	$80,898	$86,830

Gross reserves for uncertain tax benefits
At October 31, 2011, the gross reserves for uncertain tax positions excluding accrued interest and penalties were $9.4 million (October 31, 2010 ― $7.8 million) as noted in the following reconciliation.  The Company estimates that the total amounts of unrecognized tax benefits will decrease by $2.1 million during the year ended October 31, 2012.

	2011	2010
Gross unrecognized tax benefits, beginning of year, November 1	$7,842	$45,539
Additions for tax positions from prior years	218	-
Reductions for tax positions from prior years	(1,177)	(36,003)
Additions for tax positions related to the current year	2,346	663
Reduction for tax positions related to discontinued operations	-	(4,124)
Currency translation adjustment	148	1,767
Gross unrecognized tax benefits, end of year, October 31	$9,377	$7,842